SEGMENT REPORTING - Total Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Total assets	$ 257,808	$ 265,685
Operating Segment | Servicer and Real Estate
SEGMENT REPORTING
Total assets	61,832	77,478
Operating Segment | Origination
SEGMENT REPORTING
Total assets	59,741	64,124
Corporate And Eliminations
SEGMENT REPORTING
Total assets	$ 136,235	$ 124,083